FINANCIAL INSTRUMENTS & RISK - Financial Assets and Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party long-term payables
Financial assets, carrying amount	SFr 150.5	SFr 167.6
Financial assets, at fair value	150.5	167.6
Financial liabilities	5,156.8	5,334.6
Liabilities arising from financing activities	6,577.7	6,450.3	SFr 7,402.2	SFr 7,274.5
Unadjusted Difference
Related party long-term payables
Liabilities arising from financing activities		6,386.4
Derivatives and Third-Party Debt
Related party long-term payables
Financial liabilities	4,671.1	4,927.2
Financial liabilities, at fair value	4,703.4	4,686.2
Third-party debt
Related party long-term payables
Financial liabilities	4,337.2	4,676.8
Financial liabilities at fair value through profit or loss, category | Derivatives, Current | Level 2
Related party long-term payables
Financial liabilities	73.1	179.3
Financial liabilities, at fair value	73.1	179.3
Financial liabilities at fair value through profit or loss, category | Derivatives, Noncurrent | Level 2
Related party long-term payables
Financial liabilities	648.0	421.1
Financial liabilities, at fair value	648.0	421.1
Financial liabilities at amortised cost, category | Third-party debt | Level 1
Related party long-term payables
Financial liabilities	3,950.0	4,326.8
Financial liabilities, at fair value	3,982.3	4,085.8
Financial assets at fair value through profit or loss, category | Derivatives, Current | Level 2
Related party long-term payables
Financial assets, carrying amount	140.9	162.5
Financial assets, at fair value	140.9	162.5
Financial assets at fair value through profit or loss, category | Derivatives, Noncurrent | Level 2
Related party long-term payables
Financial assets, carrying amount	9.6	5.1
Financial assets, at fair value	SFr 9.6	SFr 5.1